THE PARNASSUS INCOME TRUST
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Trust
---------------------------------------------------
(Exact name of registrant as specified in charter)

One Market--Steuart Tower #1600, San Francisco, California 94105
-----------------------------------------------------------------------
(Address of principal executive offices)  (Zip code)

Bryant Cherry
The Parnassus Income Trust
One Market - Steuart Tower #1600, San Francisco, California 94105
-----------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 778-0200 Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                      Percent of
      Shares       Common and Preferred Stocks                                        Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------

                   AUTO PARTS
          350,000  Genuine Parts Company                                                      1.7%                   $  13,433,000
                                                                                                                     -------------

                   BANKING
          600,000  AmSouth Bancorporation (2)                                                                           14,640,000
          325,000  J.P. Morgan Chase                                                                                    12,912,250
          650,000  New York Community Bancorp (2)                                                                       13,351,000
           25,000  Washington Mutual                                                                                       977,000
          660,000  Wells Fargo & Company                                                                                39,355,800
                                                                                                                     -------------
                   Total                                                                     10.5%                   $  81,236,050
                                                                                                                     -------------

                   BUILDING PRODUCTS
           25,000  ElkCorp                                                                                                 694,000
          200,000  Trex Company, Inc. (1) (2)                                                                            8,856,000
                                                                                                                     -------------
                   Total                                                                      1.2%                   $   9,550,000
                                                                                                                     -------------

                   CHEMICAL
          100,000  Calgon Carbon Corp.                                                                                     722,000
          200,000  Wellman, Inc. (2)                                                                                     1,696,000
                                                                                                                     -------------
                   Total                                                                      0.3%                   $   2,418,000
                                                                                                                     -------------

                   CONSUMER PRODUCTS
          175,000  Colgate-Palmolive Company                                                  1.0%                   $   7,906,500
                                                                                                                     -------------

                   ENTERTAINMENT
          235,000  Cedar Fair, L.P. (2)                                                       0.9%                   $   7,202,750
                                                                                                                     -------------

                   FINANCIAL SERVICES
          325,000  Charles Schwab Corp.                                                                                  2,986,750
           10,000  Fannie Mae                                                                                              634,000
           10,000  Freddie Mac                                                                                             652,400
          250,000  GATX Corporation                                                                                      6,665,000
           25,000  H&R Block, Inc. (2)                                                                                   1,235,500
          275,000  SLM Corporation (2)                                                                                  12,265,000
                                                                                                                     -------------
                   Total                                                                      3.2%                   $  24,438,650
                                                                                                                     -------------

                   HEALTHCARE SERVICES
        1,200,000  First Health Group Corp. (1) (2)                                                                     19,308,000
          300,000  Laboratory Corporation of America Holdings (1) (2)                                                   13,116,000
          100,000  Quest Diagnostics (2)                                                                                 8,822,000
                                                                                                                     -------------
                   Total                                                                      5.3%                   $  41,246,000
                                                                                                                     -------------

                                                                                      Percent of
      Shares       Common and Preferred Stocks                                        Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------

                   HOME APPLIANCES
          285,000  Maytag Corporation                                                         0.7%                   $   5,235,450
                                                                                                                     -------------

                   INDUSTRIAL
          100,000  Baldor Electric Company                                                                               2,366,000
           10,000  Teleflex, Inc.                                                                                          425,000
          190,000  WD 40 Company (2)                                                                                     5,434,000
                                                                                                                     -------------
                   Total                                                                      1.1%                   $   8,225,000
                                                                                                                     -------------

                   INSURANCE
          300,000  American Int'l Group, Inc.                                                                           20,397,000
           14,389  Harleysville Group                                                                                      297,277
          100,000  Lincoln National Corporation                                                                          4,700,000
          200,000  Montpelier Re Holdings                                                                                7,336,000
           35,000  Nationwide Financial Services                                                                         1,228,850
          200,000  Renaissance Re Holdings                                                                              10,316,000
          325,000  St. Paul Travelers Companies, Inc.                                                                   10,744,500
                                                                                                                     -------------
                   Total                                                                      7.1%                   $  55,019,627
                                                                                                                     -------------

                   INSURANCE BROKERS
          700,000  Arthur J. Gallagher (2)                                                    3.0%                   $  23,191,000
                                                                                                                     -------------

                   MACHINERY
          150,000  Snap-on Inc.                                                                                      $   4,134,000
          150,000  The Stanley Works                                                                                 $   6,379,500
                                                                                                                     -------------
                   Total                                                                      1.4%                   $  10,513,500
                                                                                                                     -------------

                   MEDICAL EQUIPMENT
          500,000  Invitrogen Corp (1) (2)                                                    3.5%                   $  27,495,000
                                                                                                                     -------------

                   OFFICE EQUIPMENT
          550,000  Pitney Bowes Inc.                                                          3.1%                   $  24,255,000
                                                                                                                     -------------

                   PACKAGED FOODS
          450,000  General Mills, Inc.                                                                                  20,205,000
          700,000  H.J. Heinz Company                                                                                   25,214,000
           36,200  The J.M. Smucker Company                                                                              1,607,642
                                                                                                                     -------------
                   Total                                                                      6.1%                   $  47,026,642
                                                                                                                     -------------

                   PHARMACEUTICALS
           75,000  Forest Laboratories, Inc. (1)                                                                         3,373,500
          450,000  Johnson & Johnson                                                                                    25,348,500
          400,000  Merck & Company                                                                                      13,200,000
          900,000  Pfizer Inc.                                                                                          27,540,000
                                                                                                                     -------------
                   Total                                                                      9.0%                   $  69,462,000
                                                                                                                     -------------

                   PRINTING
          100,000  Banta Corp.                                                                                           3,975,000
          100,000  Ennis, Inc.                                                                                           2,142,000
                                                                                                                     -------------
                   Total                                                                      0.8%                   $   6,117,000
                                                                                                                     -------------

                                                                                      Percent of
      Shares       Common and Preferred Stocks                                        Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------
                   PUBLISHING
          450,000  Gannett Co.                                                                                          37,692,000
          455,000  Knight-Ridder, Inc.                                                                                  29,779,750
          225,000  McGraw-Hill Companies, Inc. (2)                                                                      17,930,250
          400,000  Tribune Company                                                                                      16,460,000
                                                                                                                     -------------
                   Total                                                                     13.1%                   $ 101,862,000
                                                                                                                     -------------

                   REAL ESTATE INVESTMENT TRUSTS
          100,000  Alexandria Real Estate                                                                                6,572,000
          100,000  The Rouse Company (2)                                                                                 6,688,000
                                                                                                                     -------------
                   Total                                                                      1.7%                   $  13,260,000
                                                                                                                     -------------

                   RESTAURANTS
           71,945  Bob Evans Farms, Inc.                                                      0.3%                   $   1,954,026
                                                                                                                     -------------

                   RETAIL
           20,000  Ethan Allan Interiors, Inc.                                                                             695,000
           30,000  The Home Depot, Inc.                                                                                  1,176,000
          400,000  Leapfrog Enterprises (1) (2)                                                                          8,100,000
          125,000  Mattel, Inc.                                                                                          2,266,250
          100,000  The Nautilus Group (2)                                                                                2,259,000
          100,000  Target Corporation                                                                                    4,525,000
                                                                                                                     -------------
                   Total                                                                      2.5%                   $  19,021,250
                                                                                                                     -------------

                   SOFTWARE
          200,000  Electronics for Imaging, Inc. (1)                                                                     3,248,000
          382,500  Intuit Inc. (1)                                                                                      17,365,500
                                                                                                                     -------------
                   Total                                                                      2.7%                   $  20,613,500
                                                                                                                     -------------

                   SERVICES
        1,300,000  The ServiceMaster Company                                                  2.2%                   $  16,718,000
                                                                                                                     -------------

                   TELECOMMUNICATION EQUIPMENT
          150,000  Cisco Systems, Inc. (1)                                                                               2,715,000
          300,000  Nokia Corp. - ADR (2)                                                                                 4,116,000
                                                                                                                     -------------
                   Total                                                                      0.9%                   $   6,831,000
                                                                                                                     -------------

                   TELECOMMUNICATION PROVIDER
          125,000  Verizon Communications, Inc.                                               0.6%                   $   4,922,500
                                                                                                                     -------------

                   UTILITIES
          350,000  AGL Resources, Inc.                                                                                  10,769,500
           42,500  Cascade Natural Gas                                                                                     902,275
           80,000  Energen Corporation                                                                                   4,124,000
          250,000  Kinder Morgan, Inc.                                                                                  15,705,000
          250,000  Keyspan Energy Corporation (2)                                                                        9,800,000
           15,000  MDU Resources Group                                                                                     394,950
          350,000  ONEOK Inc. (2)                                                                                        9,107,000
           25,000  Questar Corporation                                                                                   1,145,500
          100,000  UGI Corporation                                                                                       3,726,000
                                                                                                                     -------------
                   Total                                                                      7.2%                   $  55,674,225
                                                                                                                     -------------

                   Total investment in common stocks
                   (cost $666,623,731)                                                       91.0%                   $ 704,827,670
                                                                                                                     -------------

                                                                                      Percent of
      Shares       Preferred Stocks                                                   Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------

          275,000  Baxter International (2)
                   Preferred 7.000%, due 02/16/06                                                                       14,781,250
           55,439  First Republic
                   Preferred 8.875%, Series B                                                                            1,458,045
           50,000  KeySpan Corp. (2)
                   Preferred 8.750%, due 05/16/05                                                                        2,650,000
          325,000  ONEOK, Inc.
                   Preferred 8.500%, due 02/16/06                                                                       10,699,000
          175,000  St. Paul Travelers Companies, Inc.
                   Preferred 9.000%, due 08/16/05                                                                       10,739,750
          275,000  Toys "R" Us
                   Preferred 6.250%, due 08/16/06                                                                       13,216,500
           55,000  Zions Bancorp
                   Preferred 8.000%, due 09/01/32                                                                        1,497,100
                                                                                                                     -------------

                   Total investment in preferred stocks
                   (cost $49,937,031)                                                         7.1%                   $  55,041,645
                                                                                                                     -------------

        Principal                                                                     Percent of
         Amount $  Convertible Bonds                                                  Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------

        2,000,000  Brocade Communications
                   2.000%, due 01/01/07                                                                                  1,870,000
        1,000,000  ETrade Group
                   6.000%, due 02/01/07                                                                                  1,022,500
        1,000,000  RadiSys Corporation
                   5.500%, due 08/15/07                                                                                    991,250
       10,000,000  TriQuint Semiconductor
                   4.000%, due 03/01/07                                                                                  9,625,000
                                                                                                                     -------------

                   Total investment in convertible bonds
                   (cost $13,155,535)                                                         1.7%                   $  13,508,750
                                                                                                                     -------------

                   Total investment in stocks and
                   convertible bonds
                   (cost $729,716,297)                                                       99.8%                   $ 773,378,065
                                                                                                                     -------------

        Principal                                                                     Percent of
         Amount $  Short-Term Investments                                             Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Registered Investment
                   Companies--Money Market
                   Funds
           79,419   Goldman Sachs FS Government Fund
                    variable rate 1.530%                                                                                  $ 79,419
        5,325,507   Janus Government Fund
                    variable rate 1.650%                                                                                 5,325,507
          124,269   Scudder Government Fund
                    variable rate 1.480%                                                                                   124,269
                    (cost $5,529,195)                                                                                -------------
                                                                                              0.7%                   $   5,529,195
                                                                                                                     -------------

                                                                                      Percent of
      Shares       Common and Preferred Stocks                                        Net Assets                      Market Value
-----------------------------------------------------------------------------------------------------------------------------------

                   Community Development Loan (3)
          100,000  Boston Community
                   Loan Fund
                    2.000%, matures 06/30/05                                                                                95,529
          100,000  Vermont Community
                   Loan Fund
                    2.000%, matures 04/16/05                                                                                96,762
                    (cost $200,000)                                                                                  -------------
                                                                                              0.0%                   $     192,291
                                                                                                                     -------------


                   Securities Purchased with Cash
                   Collateral from Securities Lending
                   Floating Rate Securities
       10,000,000   First Tennessee Bank, MTN
                    variable rate 1.830%,
                    matures 06/07/05                                                                                     9,997,980
        5,000,000   Lehman Brothers MTN
                    variable rate 1.965%,
                    matures 05/16/05                                                                                     5,000,000
        5,000,000   Morgan Stanley Dean Witter CP
                    variable rate 1.955%,
                    matures 02/18/05                                                                                     5,000,000
                    (cost $19,997,980)                                                                               -------------
                                                                                              2.6%                   $  19,997,980
                                                                                                                     -------------

                   Commercial Paper
       10,000,000  Four Winds Funding DCP
                   1.970% equivalent
                   matures 10/01/04
                    (cost $9,999,453)                                                         1.3%                   $   9,999,453
                                                                                                                     -------------

                   Master Note
        5,000,000  Bear Stearns & Co
                   Master Note Agreement
                   variable rate 2.025%
                   matures 07/07/04
                   (cost $5,000,000)                                                          0.6%                   $   5,000,000
                                                                                                                     -------------

                   Repurchase Agreements
       40,000,000  BANK OF AMERICA SECURITIES LLC Triparty Repurchase Agreement
                   (Repurchase agreement with The Bank of New York dated
                   09/30/04, effective yield is 1.930%, matures 10/01/04,
                   Collateral:
                   Wells Fargo Home Equity ABS, 2.180%, 09/26/34;
                   Bayview Financial Revolving Asset Trust ABS,
                      1.896%, 01/28/38;
                   Wells Fargo Home Equity ABS, 2.010%, 09/26/34;
                   total par value $41,981,267,
                   total market value $41,981,267)                                                                      40,000,000

                                                                                     Percent of
      Shares      Common and Preferred Stocks                                        Net Assets                      Market Value
----------------------------------------------------------------------------------------------------------------------------------

       50,000,000 DRESDNER KLEINWORT BENSON
                  Triparty Repurchase Agreement
                  (Repurchase agreement with
                  JPMorgan Chase Bank dated 09/30/04,
                  effective yield is 1.920%, matures 10/01/04,
                  Collateral:
                  Citigroup Inc. 5.500%, 08/09/05
                  Citigroup Inc. 1.830%, 09/01/05
                  total par value $51,380,000,
                  total market value $52,340,833)                                                                      50,000,000

       18,095,998 LEHMAN BROTHERS
                  Triparty Repurchase Agreement
                  (Repurchase agreement with
                  JPMorgan Chase Bank dated 09/30/04,
                  effective yield is 1.945%, matures 10/01/04, Collateral: GECMC
                  CMO, 1.382%, 11/10/38; JP Morgan Chase CMO, 0.000%, 12/12/34;
                  LBUBS 2004-C1 XCL CMO, 0.000%, 01/17/36; LBUBS 2004-C1 XCP
                  CMO, 0.000%, 01/17/36; CMO ML MTG INVS 98 CMO, 1.587%,
                  02/15/30; SBM7 01-C1 X1 SE CMO, 0.000%, 12/01/35; SASCO 02-1A
                  2-A2 CMO, 0.000%, 02/25/32; total par value $576,046,3842,
                  total market value $18,657,320)                                                                      18,095,998
                  (cost $108,095,998)
                                                                                                                    -------------
                                                                                            13.9%                   $ 108,095,998
                                                                                                                    -------------

                  Total securities purchased with cash
                  collateral from securities lending
                  (cost $143,093,431)                                                       18.5%                   $ 143,093,431
                                                                                                                    -------------

                  Total short-term securities
                  (cost $148,822,626)                                                       19.2%                   $ 148,814,917
                                                                                                                    -------------

                  Total securities
                  (cost $878,538,923)                                                      119.0%                   $ 922,192,982

                  Payable upon return of
                  securities loaned                                                        -18.5%                    (143,093,431)
                  Other assets and liabilities-net                                          -0.5%                      (4,161,661)
                                                                                     ------------                   -------------

                  Total net assets                                                         100.0%                   $ 774,937,890
                                                                                     ============                   =============


                1 These securities are non-income producing.
                2 This security or partial position of this security was on loan at
                  September 30, 2004. The total value of securities
                   on loan at September 30, 2004 was $138,586,794.
                3 Market value adjustments may have been made on these securities to reflect early withdrawal/call penalties.
                  Fund holdings will vary over time.
                  Fund shares are not FDIC insured.

                                                                                     Percent of
      Shares      Common and Preferred Stocks                                        Net Assets                      Market Value
----------------------------------------------------------------------------------------------------------------------------------

                  Income Taxes:
                  At September 30, 2004, the net unrealized appreciation
                  (depreciation) based on the cost of investments for income tax purposes was as follows:
                                                                                                              Parnassus Income Trust
                                                                                                                Equity Income Fund
                                                                                                              ----------------------

                  Cost of investments                                                                               $ 728,659,454
                                                                                                                    -------------

                  Unrealized appreciation                                                                           $  60,179,840
                  Unrealized depreciation                                                                             (15,465,940)
                                                                                                                    -------------

                  Net unrealized appreciation (depreciation)                                                        $  44,713,900
                                                                                                                    -------------

THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF SEPTEMBER 30, 2004 (UNAUDITED)

Principal                                                                                 Percent of
Amount $          Corporate Bonds                                                         Net Assets                Market Value
---------------------------------------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES
          500,000 Bank One Corporation
                  Notes, 6.000%, due 02/17/09                                                                       $    539,845
          500,000 Goldman Sachs Group
                  Notes, 6.650%, due 05/15/09                                                                            556,804
          500,000 Norwest Financial Inc.
                  Notes, 6.850%, due 07/15/09                                                                            568,106
                                                                                                                    ------------
                  Total                                                                           4.5%              $  1,664,754
                                                                                                                    ------------

                  INSURANCE
          700,000 International Lease Finance Corporation
                  Notes, 5.625%, due 06/01/07                                                     2.0%              $    739,499
                                                                                                                    ------------

                  RETAIL
          400,000 Target Corporation
                  Notes, 7.500%, due 08/15/10                                                     1.3%              $    470,403
                                                                                                                    ------------

                  Total investment in corporate bonds
                  (cost $2,587,447)                                                               7.8%              $  2,874,655
                                                                                                                    ------------


Principal         U.S. Government                                                         Percent of
Amount $          Agency Securities                                                       Net Assets                Market Value
---------------------------------------------------------------------------------------------------------------------------------

        1,000,000 Federal Home Loan Bank
                  5.000%, due 05/28/15                                                                                   996,270
        2,000,000 Federal Home Loan
                  Mortgage Corporation
                  6.250%, due 03/15/12                                                                                 2,109,846
        3,000,000 Federal National
                  Mortgage Association
                  5.125%, due 04/22/13                                                                                 3,004,281
                                                                                                                    ------------

                  Total investment in U.S. Government
                  Agency securities
                  (cost $6,098,523)                                                              16.5%              $  6,110,397
                                                                                                                    ------------

                  Total investments in corporate bonds
                  and U.S. Government securities
                  (cost $8,685,970)                                                              24.3%              $  8,985,052
                                                                                                                    ------------

                                                                                          Percent of
           Shares Convertible Preferred Stocks                                            Net Assets                Market Value
---------------------------------------------------------------------------------------------------------------------------------
           23,000 St. Paul Travelers Companies, Inc.
                  Preferred 9.000%, due 8/16/05                                                                        1,411,510
           55,000 Oneok Inc.
                  Preferred 8.500%, due 02/16/06                                                                       1,810,600
                                                                                                                    ------------

                  Total investment in preferred stocks
                  (cost $3,379,872)                                                               8.7%              $  3,222,110
                                                                                                                    ------------

        Principal                                                                         Percent of
         Amount $ Short-Term Investments                                                  Net Assets                Market Value
---------------------------------------------------------------------------------------------------------------------------------
                  U.S. Government Agency
                  Discount Notes
        3,000,000 Federal National
                  Mortgage Association
                  Zero Coupon,
                  1.760% equivalent,
                  matures 11/03/04                                                                      $           $  2,995,160
        2,900,000 Federal National
                  Mortgage Association
                  Zero Coupon,
                  1.610% equivalent,
                  matures 10/08/04                                                                                     2,899,092
       12,500,000 Federal Home Loan Bank
                  Zero Coupon,
                  1.640% equivalent,
                  matures 10/21/04                                                                                    12,489,180
                                                                                                                    ------------
                  (cost $18,383,433)                                                             49.8%  $             18,383,433
                                                                                                                    ------------

                  Registered Investment
                  Companies--Money Market
                  Funds
        1,778,585  Goldman Sachs FS Government Fund
                   variable rate 1.530%                                                                             $  1,778,585
        1,787,447  Janus Government Fund
                   variable rate 1.650%                                                                                1,787,447
            1,264  Scudder Government Fund
                   variable rate 1.480%                                                                                    1,264
                                                                                                                    ------------
                  (cost $3,567,296)                                                               9.7%              $  3,567,296
                                                                                                                    ------------

                  Total investment in short-term securities
                  (cost $21,950,729)                                                             59.4%              $ 21,950,729
                                                                                                                    ------------

                  Total securities
                  (cost $34,016,571)                                                             92.5%              $ 34,157,891


                  Other assets and liabilities - net                                              7.5%                 2,783,867
                                                                                                                    ------------

                  Total net assets                                                              100.0%              $ 36,941,758
                                                                                                                    ============

                  Fund holdings will vary over time. Fund shares are not FDIC insured.

                  Income Taxes:
                  At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                                                         Parnassus Income Trust
                                                                                                           Fixed-Income Fund
                                                                                                       --------------------------
                  Cost of investments                                                                          $ 12,065,842
                                                                                                               ------------

                  Unrealized appreciation                                                                      $    433,129
                  Unrealized depreciation                                                                          (291,809)
                                                                                                               ------------

                  Net unrealized appreciation (depreciation)                                                   $    141,320
                                                                                                               ------------

THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF SEPTEMBER 30, 2004 (UNAUDITED)

Principal                                                                                 Percent of
Amount $      Municipal Bonds                                                             Net Assets                  Market Value
-----------------------------------------------------------------------------------------------------------------------------------
              EDUCATION
      300,000 Folsom School District
              5.650%, due 08/11/11                                                                                  $      335,508
      450,000 Los Altos Unified School District
              5.250%, due 08/01/10                                                                                         503,141
      440,000 Los Angeles Unified School District
              5.500%, due 08/01/13                                                                                         502,308
      450,000 Morgan Hill Unified School District
              4.900%, due 08/01/13                                                                                         487,256
      410,000 Sacramento Unified School District
              5.750%, due 07/01/17                                                                                         476,272
                                                                                                                    --------------
              Total                                                                                9.0%             $    2,304,485
                                                                                                                    --------------

              ENVIRONMENT
      400,000 California Department of Water Resources -
              Central Valley Projects
              5.125%, due 12/01/16                                                                                         432,404
    1,100,000 California Department of Water Resources -
              Power Supply Revenues
              5.500%, due 05/01/09                                                                                       1,220,241
      500,000 Central Coast Water
              5.000%, due 10/01/16                                                                                         526,695
      315,000 Los Angeles City Public Works - Parks
              5.500%, due 10/01/12                                                                                         348,730
      200,000 Los Angeles Wastewater System
              5.000%, due 06/01/11                                                                                         217,644
      500,000 San Francisco Public Utilities - Clean Water Revenue
              3.000%, due 10/01/06                                                                                         510,585
    1,000,000 San Francisco Public Utilities - Clean Water Revenue
              5.000%, due 10/01/09                                                                                       1,110,360
                                                                                                                    --------------
              Total                                                                               17.1%             $    4,366,659
                                                                                                                    --------------

              GENERAL OBLIGATION
    1,000,000 State of California
              6.600%, due 02/01/09                                                                                       1,145,800
      700,000 State of California
              6.100%, due 10/01/09                                                                                         800,723
    1,000,000 State of California
              5.000%, due 03/01/08                                                                                       1,080,090
      300,000 Oakland General Obligation
              5.500%, due 12/15/11                                                                                         331,194
                                                                                                                    --------------
              Total                                                                               13.2%             $    3,357,807
                                                                                                                    --------------

Principal                                                                                 Percent of
Amount $      Municipal Bonds                                                             Net Assets                  Market Value
-----------------------------------------------------------------------------------------------------------------------------------
              HEALTH CARE
      400,000 California Health
              Facilities-Kaiser Permanente
              5.000%, due 10/01/08                                                                                         441,740
      415,000 Loma Linda Hospital
              4.850%, due 12/01/10                                                                                         456,102
                                                                                                                    --------------
              Total                                                                                3.5%             $      897,842
                                                                                                                    --------------

              HOUSING
    1,000,000 ABAG Financing Authority
              4.250%, due 11/15/12                                                                                       1,029,870
      275,000 Los Angeles Community Redevelopment
              5.000%, due 07/01/13                                                                                         299,120
                                                                                                                    --------------
              Total                                                                                5.2%             $    1,328,990
                                                                                                                    --------------

              INFRASTRUCTURE
              IMPROVEMENTS
      500,000 CA Infrastructure & Economic Development
              5.000%, due 10/01/12                                                                                         560,505
    1,000,000 CA Public Works - UCLA Hospital
              5.375%, due 10/01/13                                                                                       1,122,510
      960,000 CA Public Works - Community Colleges
              5.500%, due 12/01/09                                                                                       1,072,608
      910,000 CA Statewide Communities Development -
              EAH-East Campus Apartments
              4.500%, due 08/01/10                                                                                         950,522
    1,000,000 Indian Wells Redevelopment Agency
              4.500%, due 09/01/11                                                                                       1,078,700
      600,000 La Quinta Redevelopment Agency
              7.300%, due 09/01/11                                                                                         746,352
      350,000 Metro Water District - Southern California
              5.250%, due 07/01/15                                                                                         382,606
      450,000 Oakland Redevelopment Agency
              3.400%, due 09/01/09                                                                                         455,531
      860,000 Rialto Redevelopment Agency
              4.000%, due 09/01/07                                                                                         892,491
      425,000 Rialto Redevelopment Agency
              4.500%, due 09/01/13                                                                                         437,640
                                                                                                                    --------------
              Total                                                                               30.2%             $    7,699,464
                                                                                                                    --------------

              PUBLIC
              TRANSPORTATION
    1,000,000 Contra Costa Transit Authority
              4.000%, due 03/01/09                                                                                       1,058,790
      325,000 Los Angeles Metro Transit Authority
              5.500%, due 07/01/10                                                                                         368,037
      250,000 Los Angeles Metro Transit Authority
              5.000%, due 07/01/13                                                                                         272,010
    1,000,000 San Francisco International Airport
              5.000%, due 05/01/10                                                                                       1,103,360
      390,000 San Francisco Bay Area Rapid Transit
              5.500%, due 07/01/07                                                                                         425,209
      400,000 San Francisco Bay Area Rapid Transit
              5.250%, due 07/01/13                                                                                         436,504
                                                                                                                    --------------
              Total                                                                               14.4%             $    3,663,910
                                                                                                                    --------------

              Total investment in municipal bonds
              (cost $22,736,271)                                                                  92.7%             $   23,619,157
                                                                                                                    --------------

    Principal                                                                             Percent of
     Amount $ Short-Term Investments                                                      Net Assets                  Market Value
-----------------------------------------------------------------------------------------------------------------------------------
              Registered Investment
              Companies--Money Market
              Funds
      251,279 California Investment
              Trust Tax Free Fund
              variable rate 1.070%                                                                                         251,279
      302,544 Goldman Sachs California
              Tax-Exempt Fund
              variable rate 1.060%                                                                                         302,544
      294,762 Highmark California
              Tax-Exempt Fund
              variable rate 1.090%                                                                                         294,762
                                                                                                                    --------------
              (cost $848,585)                                                                      3.3%             $      848,585
                                                                                                                    --------------

              Floating Rate Security
      700,000 California Department of Water Resources
              variable rate 1.700%, due 05/01/22                                                   2.7%             $      700,000
                                                                                                                    --------------

              Total investment in short-term securities
              (cost $1,548,585)                                                                    6.1%             $    1,548,585
                                                                                                                    --------------

              Total securities
              (cost $24,284,857)                                                                  98.8%             $   25,167,742


              Other assets and liabilities - net                                                   1.2%                    303,417
                                                                                                 -----              --------------

              Total net assets                                                                   100.0%             $   25,471,159
                                                                                                 =====              ==============


              Fund holdings will vary over time. Fund shares are not FDIC insured.

              Income Taxes:
              At September 30, 2004, the net unrealized appreciation
              (depreciation) based on the cost of investments for income tax purposes was as follows:
                                                                                                          Parnassus Income Trust
                                                                                                           California Tax-Exempt
                                                                                                                   Fund
                                                                                                        ---------------------------

              Cost of investments                                                                                 $ 22,736,131
                                                                                                                  ------------

              Unrealized appreciation                                                                             $    886,116
              Unrealized depreciation                                                                                   (3,091)
                                                                                                                  ------------

              Net unrealized appreciation (depreciation)                                                          $    883,025
                                                                                                                  ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.




                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Trust

By:   /s/ Jerome L. Dodson
       -------------------------------------------------
          Jerome L. Dodson,
          President (as Principal Executive Officer)

Date:  November 24, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jerome L. Dodson
       -------------------------------------------------
          Jerome L. Dodson,
          President (as Principal Executive Officer)

Date:  November 24, 2004


By:   /s/ Bryant Cherry
       -------------------------------------------------
          Bryant Cherry,
          Vice President (as Principal Financial Officer)

Date:  November 24, 2004